SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Retroactive adoption of IFRS 15 - Consolidated balance sheets (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Contract assets	$ 204,853	$ 183,611
Contract costs	103,026	102,965
Deferred income tax liability	740,198	719,334	$ 589,465
Retained earnings	(1,392,396)	1,844,883	1,200,054
Current portion of contract assets	144,360	132,795	106,403
Current portion of contract costs	$ 53,409	55,894
Increase (decrease) due to application of IFRS 15
Contract assets		183,611	155,790
Contract costs		92,528	85,457
Deferred income tax liability		73,176	63,930
Retained earnings		202,963	177,317
Current portion of contract assets		132,800	106,600
Current portion of contract costs		$ 55,900	$ 49,400